Bonds (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [text block] [Abstract]
Schedule of bonds issued summary
	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021

Tren Urbano de Lima S.A. (a)	624,454	626,697	21,081	24,496	603,373	602,201
Red Vial 5 S.A. (b)	280,848	251,933	32,819	36,637	248,029	215,296
AENZA S.A.A. (c)	-	356,010	-	3,809	-	352,201
Cumbra Peru S.A. (d)	27,457	26,282	4,546	4,896	22,911	21,386
	932,759	1,260,922	58,446	69,838	874,313	1,191,084

Schedule of bonds
	2019	2020	2021

Balance at January, 1	611,660	618,497	624,454
Amortization	(11,330)	(11,582)	(16,376)
Accrued interest	48,253	47,615	49,013
Interest paid	(30,086)	(30,076)	(30,394)
Balance at December, 31	618,497	624,454	626,697

	2019	2020	2021

Balance at January, 1	325,382	305,545	280,848
Amortization	(20,005)	(24,820)	(28,836)
Accrued interest	23,482	24,619	22,315
Capitalized interest	2,725	-	-
Interest paid	(26,039)	(24,496)	(22,394)
Balance at December, 31	305,545	280,848	251,933

	2020	2021

Balance at January, 1	-	27,457
Additions	25,871	-
Amortization	(1,579)	(3,687)
Exchange difference	2,153	2,561
Accrued interest	2,152	2,219
Interest paid	(1,140)	(2,268)
Balance at December, 31	27,457	26,282